Schedule of investments
Macquarie Tax-Free Idaho Fund	May 31, 2025 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 97.84%
Education Revenue Bonds — 22.05%
Boise, Idaho State University Revenue
(General Project)
Series A 5.00% 4/1/47	180,000	$ 180,506
Series A 5.00% 4/1/48	435,000	435,000
Series A 5.00% 4/1/54	1,325,000	1,349,419
Idaho Housing & Finance Association Revenue
Series A 5.00% 6/1/50	1,275,000	1,161,589
(Alturas International Academy Project) 4.00% 5/1/52	1,500,000	1,222,275
(Anser of Idaho Project)
Series A 2.25% 5/1/51	1,165,000	617,427
Series A 3.00% 5/1/41	3,150,000	2,382,723
Series A 4.00% 5/1/56	1,585,000	1,234,731
(Compass Public Charter School Project)
Series A 144A 5.00% 7/1/54 #	1,000,000	856,680
Series A 144A 6.00% 7/1/39 #	370,000	375,021
Series A 144A 6.00% 7/1/49 #	595,000	597,487
Series A 144A 6.00% 7/1/54 #	570,000	570,707
(Gem Prep: Meridian Project) Series A 4.00% 5/1/57	1,000,000	787,610
(Idaho Arts Charter School Project)
Series A 4.00% 5/1/50	520,000	414,866
Series A 4.00% 5/1/55	305,000	235,878
Series A 144A 5.00% 12/1/38 #	2,050,000	1,979,213
Series A 144A 5.00% 12/1/46 #	1,000,000	917,350
(Meridian South Charter School Project) 144A 4.00% 5/1/46 #	1,000,000	744,500
(North Star Charter School)
Series A 6.75% 7/1/48	529,151	531,612
Series B 144A 0.000% 7/1/49 #, ^	2,888,155	488,502
(Sage International School of Boise Project)
Series A 4.00% 5/1/50	3,000,000	2,403,870
Series A 4.00% 5/1/55	1,100,000	854,678
(Victory Charter School Project) Series A 144A 5.00% 7/1/39 #	1,500,000	1,412,895
(White Pine Charter School Project) Series A 5.75% 5/1/58	1,000,000	1,019,820
Idaho State University General Revenue
3.00% 4/1/49	1,700,000	1,219,920
4.00% 4/1/29	275,000	276,697
Series A 4.00% 4/1/37	350,000	347,060
Series A 4.50% 4/1/52	1,750,000	1,689,537
NQ- VF [0525] 0725 (4640150)    1

Schedule of investments
Macquarie Tax-Free Idaho Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Idaho State University General Revenue
Series A 5.25% 4/1/42	605,000	$ 637,876
The Regents of The University of Idaho General Revenue
Series A 4.00% 4/1/45 (BAM)	700,000	633,549
Series A 5.00% 4/1/35 (AG)	560,000	601,350
University of Idaho Revenue
Unrefunded Series A 5.00% 4/1/41	340,000	345,131
		28,525,479
Electric Revenue Bonds — 7.45%
Boise-Kuna, Idaho Irrigation District Revenue
(Idaho Arrowrock Hydroelectric Project) 5.00% 6/1/34	2,000,000	2,000,980
Idaho Energy Resources Authority Revenue
(Idaho Falls Power Project)
5.00% 9/15/35	1,600,000	1,762,512
5.00% 9/15/36	1,000,000	1,092,410
5.00% 9/15/37	825,000	892,724
5.00% 9/15/39	2,000,000	2,126,160
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	75,000	41,156
Series AAA 5.25% 7/1/25 ‡	45,000	24,694
Series CCC 5.25% 7/1/27 ‡	345,000	189,319
Series WW 5.00% 7/1/28 ‡	320,000	175,600
Series WW 5.50% 7/1/38 ‡	1,500,000	823,125
Series XX 4.75% 7/1/26 ‡	50,000	27,438
Series XX 5.25% 7/1/40 ‡	595,000	326,506
Series XX 5.75% 7/1/36 ‡	175,000	96,031
Series ZZ 4.75% 7/1/27 ‡	40,000	21,950
Series ZZ 5.25% 7/1/24 ‡	60,000	32,775
		9,633,380
Healthcare Revenue Bonds — 13.87%
Idaho Health Facilities Authority Revenue
(Madison Memorial Hospital Project) 5.00% 9/1/37	2,000,000	1,942,960
(St. Luke's Health System Project)
3.00% 3/1/51 (BAM)	3,300,000	2,269,872
4.00% 3/1/46 (BAM)	500,000	446,040
4.00% 3/1/51 (BAM)	2,210,000	1,884,113
Series A 3.00% 3/1/51	3,000,000	2,007,990
Series A 4.00% 3/1/46	1,160,000	997,565
2    NQ- VF [0525] 0725 (4640150)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Idaho Health Facilities Authority Revenue
(St. Luke's Health System Project)
Series A 5.25% 3/1/53	1,000,000	$ 1,011,140
(Trinity Health Credit Group)
Series ID 4.00% 12/1/43	3,900,000	3,510,975
Series ID 5.00% 12/1/46	750,000	744,308
(Valley Vista Care Corporation)
Series A 4.00% 11/15/27	435,000	433,073
Series A 5.25% 11/15/37	1,005,000	849,587
Series A 5.25% 11/15/47	1,130,000	834,618
Idaho State Building Authority Revenue
(Department of Health & Welfare Project) Series B 5.00% 9/1/43	1,000,000	1,008,550
		17,940,791
Housing Revenue Bonds — 7.08%
Idaho Housing & Finance Association Multifamily Housing Revenue
(Sunset Landing Apartments Project)
Series A 2.75% 7/1/40	1,300,000	967,616
Series A 3.125% 7/1/54	2,000,000	1,297,860
Idaho Housing & Finance Association Revenue
Series A 4.50% 1/21/49 (GNMA)	187,675	183,609
(Taxable) Series C 5.945% 7/1/55 (GNMA)	1,000,000	983,360
Idaho Housing & Finance Association Single Family Mortgage Revenue
Series A 4.65% 1/1/54 (GNMA)	2,875,000	2,745,654
Series A 4.75% 1/1/48 (GNMA)	990,000	977,130
Series C 3.00% 1/1/43 (FHA)	400,000	306,852
Series C 4.80% 7/1/53 (GNMA)	1,720,000	1,696,057
		9,158,138
Industrial Development Revenue/Pollution ControlRevenue Bonds — 2.94%
Children's Trust Fund, Commonwealth of Puerto Rico Revenue
(Tobacco Settlement Asset-Backed) Series A 0.00% 5/15/57 ^	30,000,000	1,800,600
Power County, Idaho Industrial Development Revenue
(FMC Project) 6.45% 8/1/32 (AMT)	2,000,000	2,005,980
		3,806,580
NQ- VF [0525] 0725 (4640150)    3

Schedule of investments
Macquarie Tax-Free Idaho Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds — 6.38%
Boise, Idaho Urban Renewal Agency Revenue
5.00% 12/15/31	750,000	$ 765,937
5.00% 12/15/32	750,000	765,263
Idaho Falls, Idaho Annual Appropriation Certificates of Participation Revenue
144A 5.25% 5/15/51 #	2,000,000	1,857,220
Idaho Fish & Wildlife Foundation Revenue
(Idaho Department of Fish & Game Headquarters Office Project) 4.00% 12/1/39	1,040,000	990,288
Idaho Health Facilities Authority Revenue
(Ada County Coroner Project) 4.00% 9/1/33	305,000	304,979
Idaho Housing & Finance Association Economic Development Facilities Revenue
(TDF Project)
Series A 6.50% 2/1/26	220,000	220,334
Series A 7.00% 2/1/36	1,500,000	1,502,295
Idaho State Building Authority Revenue
(Department of Health & Welfare Project) Series B 4.00% 9/1/48	1,290,000	1,130,904
Nez Perce County, Idaho Annual Appropriation Certificates of Participation Revenue
5.00% 3/1/52	715,000	715,529
		8,252,749
Local General Obligation Bonds — 5.63%
Ada & Boise Counties, Idaho Independent School District Boise City
5.00% 8/1/34	1,000,000	1,021,090
5.00% 8/1/35	500,000	509,895
Canyon County, Idaho School District No. 139 Vallivue
5.00% 9/15/42	1,000,000	1,053,750
5.00% 9/15/43	2,000,000	2,097,560
(Sales Tax and Credit Enhancement Guaranty) Series B 5.00% 9/15/31	500,000	533,475
City of Ketchum, Idaho
2.125% 9/15/41	500,000	320,580
Idaho Bond Bank Authority Revenue
Series A 4.00% 9/15/33	250,000	251,807
Series A 4.00% 9/15/37	1,000,000	989,870
4    NQ- VF [0525] 0725 (4640150)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Idaho Bond Bank Authority Revenue
Series C 5.00% 9/15/42	500,000	$ 507,885
		7,285,912
Pre-Refunded Bond — 0.40%
Ada & Canyon Counties, Idaho Joint School District No. 3 Kuna
(Sales Tax & Credit Enhancement Guaranty) Series B 5.00% 9/15/35-27 §	500,000	518,845
		518,845
Resource Recovery Revenue Bond — 0.28%
Idawy, Idaho Solid Waste District Revenue
Series A 3.00% 1/1/50	550,000	361,977
		361,977
Special Tax Revenue Bonds — 22.94%
Commonwealth of Puerto Rico Revenue
1.783% 11/1/51 •	454,941	279,220
3.232% 11/1/43 •	2,755,946	1,657,012
(Subordinate) 3.799% 11/1/51 •	3,175,192	1,639,193
GDB Debt Recovery Authority of Puerto Rico Revenue
(Taxable) 7.50% 8/20/40	4,104,971	3,944,836
Idaho Housing & Finance Association Sales Tax Revenue
(Transportation Expansion And Congestion Mitigation)
5.00% 8/15/47	2,415,000	2,476,534
Series A 4.00% 8/15/48	2,370,000	2,126,577
Series A 4.00% 8/15/50	1,000,000	893,630
Series A 5.00% 8/15/42	2,000,000	2,120,560
Series A 5.25% 8/15/48	1,620,000	1,698,360
Idaho State Building Authority Revenue
(School Modernization Facilities Fund) Series A 5.00% 6/1/34	2,000,000	2,266,080
Idaho Water Resource Board Loan Program Revenue
(Ground Water Rights Mitigation) Series A 5.00% 9/1/32	3,565,000	3,567,424
Puerto Rico Sales Tax Financing Revenue
(Capital Appreciation - Restructured)
Series A-1 1.019% 7/1/51 ^	6,755,000	1,594,653
Series A-1 3.70% 7/1/46 ^	3,579,000	1,148,966
NQ- VF [0525] 0725 (4640150)    5

Schedule of investments
Macquarie Tax-Free Idaho Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.55% 7/1/40	875,000	$ 834,768
Series A-1 4.75% 7/1/53	3,045,000	2,788,581
Series A-1 5.00% 7/1/58	691,000	649,229
		29,685,623
State General Obligation Bond — 0.63%
Commonwealth of Puerto Rico Revenue
(Restructured) Series A-1 4.00% 7/1/46	995,000	818,368
		818,368
Transportation Revenue Bonds — 6.13%
City of Boise, Idaho Airport Revenue
(Employee Parking Facilities Project) Series B 4.00% 9/1/51 (AMT)	1,955,000	1,634,263
(Public Parking Facilities Project)
Series A 5.00% 9/1/46	1,000,000	1,015,460
Series A 5.00% 9/1/51	1,000,000	1,005,470
Idaho Housing & Finance Association Revenue
Series A 4.00% 7/15/39	3,060,000	2,896,504
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Revenue
(San Juan Cruise Terminal Project) Series A-3 6.75% 1/1/46 (AMT)	1,250,000	1,384,250
		7,935,947
Water & Sewer Revenue Bonds — 2.06%
City of Boise, Idaho Water Renewal Revenue
5.00% 9/1/51	2,000,000	2,030,320
Guam Government Waterworks Authority Revenue
Series A 5.00% 7/1/43	650,000	639,392
		2,669,712
Total Municipal Bonds (cost $136,940,940)		126,593,501

6    NQ- VF [0525] 0725 (4640150)

	Principal amount°	Value (US $)

Variable Rate Demand Note — 0.77%
Idaho Health Facilities Authority Revenue Series D 3.00% 3/1/60 ¤	1,000,000	$ 1,000,000
Total Variable Rate Demand Note (cost $1,000,000)		1,000,000
Total Value of Securities—98.61% (cost $137,940,940)		127,593,501

Receivables and Other Assets Net of Liabilities—1.39%		1,794,613
Net Assets Applicable to 12,888,046 Shares Outstanding—100.00%		$129,388,114
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2025, the aggregate value of Rule 144A securities was $9,799,575, which represents 7.57% of the Fund’s net assets.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
‡	Non-income producing security. Security is currently in default.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at May 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of May 31, 2025.
Summary of abbreviations:
AG – Insured by Assured Guaranty Inc.
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
NQ- VF [0525] 0725 (4640150)    7

Schedule of investments
Macquarie Tax-Free Idaho Fund
Summary of abbreviations: (continued)
FHA – Federal Housing Administration
FMC – First Mile Connectivity
GNMA – Government National Mortgage Association
TDF – Term Deposit Facility
USD – US Dollar
8    NQ- VF [0525] 0725 (4640150)